4 INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
	March 31, 2017	December 31, 2016
Finished Goods	$0.00	$0.00

	December 31, 2016	December 31, 2015
Finished Goods	$0.00	$2,020.34